Financial instruments (Tables)	12 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Contractual Maturities

The following table summarizes the contractual maturities of the Company’s financial liabilities (including principal and interest):

September 30, 2024

(in thousands)	Year 1	Year 2	Year 3	Year 4	Year 5 and over	Total
Long-term borrowings	$42,651	$-	$940	$-	$-	$43,591
Bank indebtedness	5,019	-	-	-	-	5,019
Convertible debentures	3,012	-	-	-	-	3,012
Trade and other payables	53,893	-	-	-	-	53,893
Total	106,560	1,638	2,462	1,212	3,224	115,096

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

September 30, 2023

(in thousands)	Year 1	Year 2	Year 3	Year 4	Year 5 and over	Total
Long-term borrowings	$42,505	$-	$-	$-	$-	$42,505
Bank indebtedness	3,257	-	-	-	-	3,257
Convertible debentures	1,239	-	-	-	-	1,239
Trade and other payables	38,933	-	-	-	-	38,933
Total	87,572	1,432	1,001	851	1,568	92,424